FINANCIAL STATEMENT SCHEDULE I - Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 527,386	$ 578,013	$ 398,672
Other comprehensive (loss) income:
Change in fair value of interest rate swap agreements	(19)	0	0
Change in fair value of forward exchange rate contracts	0	0	99
Reclassification to earnings upon settlement of forward exchange rate contracts	0	0	(138)
Other comprehensive loss	(2,487)	(23,399)	(23)
Comprehensive income attributable to Melco Crown Entertainment Limited	606,723	622,928	417,189
Parent Company [Member]
Net income	608,280	637,463	417,203
Other comprehensive (loss) income:
Foreign currency translation adjustment	(1,538)	(14,535)	16
Change in fair value of interest rate swap agreements	(19)	0	0
Change in fair value of forward exchange rate contracts	0	0	99
Reclassification to earnings upon settlement of forward exchange rate contracts	0	0	(138)
Other comprehensive loss	(1,557)	(14,535)	(23)
Comprehensive income attributable to Melco Crown Entertainment Limited	$ 606,723	$ 622,928	$ 417,180